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March 15, 1999



VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Endeavor Variable Annuity Account
     File No. 811-06032, CIK 0000859607
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Endeavor Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Endeavor Series Trust, Merrill Lynch Variable Series Funds, Inc., WRL Series Fund, Inc., and First Trust Advisors, L.P. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on March 5, 1999, Endeavor Series Trust filed its annual report with the Commission via EDGAR (CIK: 847254); on February 19, 1999, Merrill Lynch Variable Series Funds, Inc. filed its annual report with the Commission via EDGAR (CIK: 355916); on February 26, WRL Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 778207); and on February 26, 1999, First Trust Advisors, L.P. filed its annual report with the Commission via EDGAR (CIK: 1046201). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/  Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division